Restructuring And Other Related Charges (Schedule Of Restructuring And Related Costs) (Details) - Continuing operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	$ 85.6	$ 101.9
Costs incurred	130.4	100.7
Paid/settled	(104.4)	(117.0)
Balance at end of year	111.6	85.6
Employee severance and related
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	70.7	95.1
Costs incurred	103.3	76.2
Paid/settled	(77.9)	(100.6)
Balance at end of year	96.1	70.7
Facility exit and related
Restructuring Cost and Reserve [Line Items]
Balance at beginning of year	14.9	6.8
Costs incurred	27.1	24.5
Paid/settled	(26.5)	(16.4)
Balance at end of year	$ 15.5	$ 14.9